UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2018

Date of reporting period: 05/31/2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2018

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge upon request at 1-800-447-0740 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI-ANNUAL REPORT

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or by calling 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by calling 1-800-447-0740 for assistance.

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-0740

statefarm.com

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2018, for the State Farm Associates’ Funds Trust. We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

Market Review

During the 6-month period ended May 31, 2018, the U.S. equity markets experienced positive returns while the fixed income results were mixed.

As represented by the S&P 500 Index (the “Index”) in the chart below, U.S. equities hit a period and new historical closing price high of 2,872 on January 26.3 That record was followed shortly thereafter by a period low of 2,581 on February 8, after which the Index staged a series of uneven climbs and pullbacks before finishing at 2,705. During this 6-month timeframe, U.S. equities entered the tenth year of their current bull market run, while posting a 3.16% total return, including dividends.

Source: Bloomberg

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard & Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Rising corporate earnings, increasing consumer confidence, and historically low unemployment levels positively influenced the U.S. equity markets during this time, but these factors were partially offset by rising geopolitical tension, inflationary concerns, and interest rate increases.

Supported by increasing consumer confidence levels during a solid holiday shopping season, stocks moved higher early in the period after shrugging off the Federal Reserve’s (the “Fed”) December interest rate hike. Equities rose unevenly until late January when fears of inflation helped lead to a sharp pullback. Stocks rebounded by the end of February, but experienced additional volatility in March upon digesting other news, including the Trump Administration introducing tariffs on steel and aluminum imports and the Fed voting to raise rates once again. Market volatility was present throughout the remainder of the 6-month period, as among other factors, stocks were impacted by threats of an ensuing trade war between the U.S. and its trading partners and higher oil prices in April that contributed to a return of inflationary concerns. However, stocks still managed to finish April slightly higher, as reports of robust first-quarter corporate earnings, among other factors, positively influenced U.S. equity markets. These profits were, in part, influenced by the Tax Cuts and Jobs Act that became law in December 2017, which reduced the corporate tax rate. In May, earnings strength continued and U.S. unemployment fell to 3.8%, its lowest level in eighteen years. The evidence of a healthier U.S. economy helped domestic equities finish the 6-month period with modest gains, despite concerns over inflation, protectionist trade policy, and less accommodative global monetary policy that had investors worried about a potential economic slowdown outside the U.S.

Among the major fixed income indices, the Bloomberg Barclays 1-5 Year Treasury Index4 and the Bloomberg Barclays 7-Year Municipal Bond Index5 posted total returns of –0.28% and 0.33%, respectively, as yields rose and bond prices fell over the 6-month period. Both short-term (3-month) and long-term (10-year) yields increased over the period, the latter of which hit a high of 3.11% in May – its highest level in four years – on the backdrop of a healthier U.S. economy and an increase in inflationary expectations.6 Despite the increase in long-term rates, the yield curve flattened. The spread between short and long-term yields tightened as short-term rates increased more during the period, influenced in part by the Fed’s two interest rate hikes, the first in December and the other that came in March. Beginning the 6-month timeframe at 1.27% and 2.42% respectively, the yields on the 3-month and 10-year Treasury instruments finished the period higher at 1.93% and 2.83%, respectively.

4	Source: Bloomberg Barclays Inc. The Bloomberg Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Bloomberg Barclays Inc. The Bloomberg Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

6	Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 10- year U.S. Treasury Note is a debt obligation issued by the U.S. Treasury with a maturity of 10 years and that pays interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2017 through November 30, 2018, in the State Farm Associates’ Funds Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 8 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 2.10% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 0.13% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

			Annualized Expense
			Ratio Based	Expenses Paid
	Beginning	Ending	on the Period	During Period
	Account Value	Account Value	December 1, 2017 to	December 1, 2017 to
	December 1, 2017	May 31, 2018	May 31, 2018	May 31, 2018*
State Farm Growth Fund
Actual	$1,000.00	$984.78	0.12%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61

State Farm Balanced Fund
Actual	$1,000.00	$990.31	0.13%	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66

State Farm Interim Fund
Actual	$1,000.00	$996.75	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

State Farm Municipal Bond Fund
Actual	$1,000.00	$1,004.83	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.00%)
Agriculture, Foods, & Beverage (10.35%)
Archer-Daniels-Midland Co.	3,477,500	$152,036,300
Coca-Cola Co., The	2,054,600	88,347,800
Kellogg Co.	930,000	59,882,700
McCormick & Company Inc.	428,600	43,288,600
Nestle SA ADR	1,175,800	88,972,786
PepsiCo Inc.	641,400	64,300,350

		496,828,536

Banks (5.38%)
M&T Bank Corp.	213,400	36,721,872
Northern Trust Corp.	422,700	43,335,204
U.S. Bancorp	710,821	35,533,942
Wells Fargo & Co.	2,643,100	142,700,969

		258,291,987

Building Materials & Construction (2.77%)
Vulcan Materials Co.	1,039,200	132,747,408

Chemicals (5.26%)
Air Products & Chemicals Inc.	830,000	133,970,300
Croda International PLC	24,910	1,543,722
DowDuPont Inc.	293,834	18,837,698
International Flavors & Fragrances Inc.	525,000	64,118,250
Novozymes A/S B Shares	344,484	17,565,726
Versum Materials Inc.	415,000	16,587,550

		252,623,246

Computer Software & Services (5.69%)
Alphabet Inc. Class A (a)	112,635	123,898,500
Alphabet Inc. Class C (a)	5,916	6,418,801
Automatic Data Processing Inc.	109,900	14,289,198
Facebook Inc. Class A (a)	82,675	15,855,412
Microsoft Corp.	765,955	75,706,992
SAP SE	83,800	9,438,486
Texas Instruments Inc.	245,807	27,508,261

		273,115,650

Computers (6.72%)
Apple Inc.	1,287,217	240,542,241
International Business Machines Corp.	580,000	81,959,800

		322,502,041

Consumer & Marketing (5.92%)
AptarGroup Inc.	677,405	62,538,030
Colgate-Palmolive Co.	872,600	55,052,334
Procter & Gamble Co., The	1,765,155	129,156,391
Reckitt Benckiser Group PLC	163,469	12,518,615
Unilever NV New York Shares	451,152	25,160,747

		284,426,117

Electronic/Electrical Manufacturing (2.17%)
Emerson Electric Co.	729,400	51,670,696
General Electric Co.	3,744,419	52,721,420

		104,392,116

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.97%)
Berkshire Hathaway Inc. Class A (a)	162	$46,526,400
Berkshire Hathaway Inc. Class B (a)	143	27,389

		46,553,789

Health Care (16.23%)
Abbott Laboratories	847,500	52,146,675
AbbVie Inc.	847,500	83,851,648
Agilent Technologies Inc.	548,071	33,936,556
Amgen Inc.	190,085	34,143,068
Eli Lilly and Co.	997,000	84,784,880
Johnson & Johnson	2,481,600	296,848,992
Merck & Co. Inc.	296,750	17,665,528
Novo Nordisk A/S Sponsored ADR	357,416	16,991,557
Pfizer Inc.	2,239,031	80,448,384
Roche Holding AG Sponsored ADR	732,281	19,632,454
Zoetis Inc.	705,696	59,066,755

		779,516,497

Machinery & Manufacturing (11.44%)
3M Co.	564,000	111,237,717
ASML Holding NV NY Reg. Shares	364,933	71,764,074
Caterpillar Inc.	1,162,621	176,613,756
Deere & Co.	42,900	6,413,979
Donaldson Company Inc.	765,513	36,132,214
HNI Corp.	1,439,200	53,408,712
Illinois Tool Works Inc.	652,500	93,764,250

		549,334,702

Media & Broadcasting (5.65%)
Walt Disney Co., The	2,728,640	271,417,821

Mining & Metals (2.85%)
BHP Billiton PLC	941,859	21,647,308
Nucor Corp.	531,200	34,097,728
Rio Tinto PLC	476,280	26,844,246
Rio Tinto PLC ADR	907,200	51,438,240
South32 Ltd.	941,859	2,636,740

		136,664,262

Oil & Gas (10.42%)
Chevron Corp.	1,060,000	131,758,000
Enbridge Inc.	393,550	12,227,599
Exxon Mobil Corp.	2,615,200	212,458,848
Imperial Oil Ltd.	25,300	826,551
Royal Dutch Shell PLC ADR Class A	456,900	31,791,102
Royal Dutch Shell PLC Class B	2,037,807	72,516,098
Schlumberger Ltd.	564,642	38,773,966

		500,352,164

Retailers (2.30%)
Walmart Inc.	1,339,100	110,529,314

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (2.79%)
AT&T Inc.	2,140,534	$69,182,059
Corning Inc.	1,284,600	34,902,582
Verizon Communications Inc.	624,900	29,788,983

		133,873,624

Transportation (1.60%)
GATX Corp.	190,700	13,711,330
Union Pacific Corp.	442,075	63,110,627

		76,821,957

Utilities & Energy (0.49%)
Duke Energy Corp.	306,966	23,685,497

Total Common Stocks
(cost $1,629,059,256)		4,753,676,728

Short-term Investments (0.59%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.62% (b)	28,194,965	28,194,965

Total Short-term Investments
(cost $28,194,965)		28,194,965

TOTAL INVESTMENTS (99.59%)
(cost $1,657,254,221)		4,781,871,693
OTHER ASSETS, NET OF LIABILITIES (0.41%)		19,821,646

NET ASSETS (100.00%)		$4,801,693,339

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of May 31, 2018.

ADR - American Depositary Receipt

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (64.73%)
Agriculture, Foods, & Beverage (6.03%)
Archer-Daniels-Midland Co.	940,561	$41,121,327
Campbell Soup Co.	26,000	874,640
Coca-Cola Co., The	410,000	17,630,000
Kellogg Co.	310,000	19,960,900
Nestle SA ADR	319,174	24,151,897
PepsiCo Inc.	110,100	11,037,525

		114,776,289

Banks (3.79%)
M&T Bank Corp.	58,300	10,032,264
Northern Trust Corp.	104,700	10,733,844
U.S. Bancorp	218,145	10,905,069
Wells Fargo & Co.	747,600	40,362,924

		72,034,101

Building Materials & Construction (1.08%)
Vulcan Materials Co.	160,200	20,463,948

Chemicals (4.10%)
Air Products & Chemicals Inc.	230,000	37,124,300
DowDuPont Inc.	238,358	15,281,131
International Flavors & Fragrances Inc.	120,000	14,655,600
Novozymes A/S B Shares	124,350	6,340,782
Versum Materials Inc.	115,000	4,596,550

		77,998,363

Computer Software & Services (5.43%)
Alphabet Inc. Class A (a)	36,687	40,355,700
Alphabet Inc. Class C (a)	3,559	3,861,479
Automatic Data Processing Inc.	47,400	6,162,948
Facebook Inc. Class A (a)	49,575	9,507,494
Microsoft Corp.	173,470	17,145,775
SAP SE	52,800	5,946,922
Texas Instruments Inc.	182,262	20,396,940

		103,377,258

Computers (4.26%)
Apple Inc.	318,176	59,457,549
International Business Machines Corp.	152,100	21,493,251

		80,950,800

Consumer & Marketing (3.83%)
AptarGroup Inc.	134,100	12,380,112
Colgate-Palmolive Co.	80,000	5,047,200
Procter & Gamble Co., The	477,700	34,953,309
Reckitt Benckiser Group PLC	65,387	5,007,400
Unilever NV New York Shares	276,106	15,398,432

		72,786,453

Electronic/Electrical Manufacturing (0.96%)
Emerson Electric Co.	98,600	6,984,824
General Electric Co.	796,300	11,211,904

		18,196,728

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.52%)
Berkshire Hathaway Inc. Class A (a)	34	$9,764,799
Berkshire Hathaway Inc. Class B (a)	533	102,085

		9,866,884

Health Care (9.11%)
Abbott Laboratories	146,675	9,024,913
AbbVie Inc.	92,000	9,102,480
Agilent Technologies Inc.	143,787	8,903,291
Amgen Inc.	70,750	12,708,115
Eli Lilly and Co.	212,000	18,028,480
Johnson & Johnson	417,700	49,965,274
Medtronic PLC	21,600	1,864,512
Merck & Co. Inc.	103,200	6,143,496
Novo Nordisk A/S Sponsored ADR	153,404	7,292,826
Pfizer Inc.	728,140	26,162,070
Roche Holding AG Sponsored ADR	179,815	4,820,840
Zoetis Inc.	229,495	19,208,731

		173,225,028

Machinery & Manufacturing (6.80%)
3M Co.	124,600	24,574,860
ASML Holding NV NY Reg. Shares	82,440	16,211,826
Caterpillar Inc.	262,400	39,861,184
Deere & Co.	72,202	10,794,921
Donaldson Company Inc.	279,017	13,169,602
HNI Corp.	160,000	5,937,600
Illinois Tool Works Inc.	130,600	18,767,220

		129,317,213

Media & Broadcasting (5.59%)
Lee Enterprises Inc. (a)	84,000	214,200
Walt Disney Co., The	1,065,995	106,034,523

		106,248,723

Mining & Metals (3.03%)
BHP Billiton PLC	169,900	3,904,913
Nucor Corp.	436,800	28,038,192
Rio Tinto PLC	153,825	8,669,934
Rio Tinto PLC ADR	293,000	16,613,100
South32 Ltd.	169,900	475,636

		57,701,775

Oil & Gas (6.02%)
Chevron Corp.	288,000	35,798,400
Enbridge Inc.	78,375	2,435,111
Exxon Mobil Corp.	512,400	41,627,376
Royal Dutch Shell PLC ADR Class A	216,400	15,057,112
Royal Dutch Shell PLC Class B	163,579	5,821,018
Schlumberger Ltd.	201,727	13,852,593

		114,591,610

Retailers (1.20%)
Walmart Inc.	276,700	22,838,818

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (1.72%)
AT&T Inc.	533,359	$17,238,163
Corning Inc.	372,300	10,115,391
Verizon Communications Inc.	112,490	5,362,398

		32,715,952

Transportation (0.97%)
GATX Corp.	68,200	4,903,580
Union Pacific Corp.	95,035	13,567,197

		18,470,777

Utilities & Energy (0.29%)
Duke Energy Corp.	72,333	5,581,214

Total Common Stocks
(cost $442,008,108)		1,231,141,934

	Principal amount	Value
Corporate Bonds (20.44%)
Aerospace/Defense (0.90%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$990,766
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	983,532
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,005,837
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	989,901
Boeing Co.
2.850%, 10/30/2024	1,000,000	977,907
General Dynamics Corp.
2.375%, 11/15/2024	500,000	471,059
Raytheon Co.
3.150%, 12/15/2024	1,000,000	994,390
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	952,779
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	954,323
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	980,099
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	994,398
Lockheed Martin Corp.
3.550%, 01/15/2026	1,000,000	990,579
Boeing Co.
2.250%, 06/15/2026	500,000	458,030
General Dynamics Corp.
2.125%, 08/15/2026	500,000	449,900
United Technologies Corp.
2.650%, 11/01/2026	500,000	453,163
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	966,035
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	932,013
General Dynamics Corp.
2.625%, 11/15/2027	500,000	462,298

	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace/Defense (Cont.)
Northrop Grumman Corp.
3.250%, 01/15/2028	$1,000,000	$946,270
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,210,572

		17,163,851

Agriculture, Foods, & Beverage (1.67%)
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,000,000
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	993,523
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,047,316
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	985,103
Sysco Corp.
2.600%, 06/12/2022	1,000,000	970,518
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	953,518
Kellogg Co.
2.750%, 03/01/2023	1,000,000	959,618
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,263,653
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,014,812
General Mills Inc.
3.650%, 02/15/2024	1,000,000	990,556
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,017,201
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	980,059
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,001,509
Hershey Co.
3.200%, 08/21/2025	1,000,000	975,614
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	961,571
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	955,593
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	468,514
Sysco Corp.
3.300%, 07/15/2026	1,000,000	956,465
Hershey Co.
2.300%, 08/15/2026	1,000,000	909,233
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	910,169
Danone SA (b)
2.947%, 11/02/2026	1,000,000	933,191
General Mills Inc.
3.200%, 02/10/2027	1,000,000	924,119
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	476,163
Sysco Corp.
3.250%, 07/15/2027	500,000	473,638

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
PepsiCo Inc.
3.000%, 10/15/2027	$1,500,000	$1,431,342
Kellogg Co.
3.400%, 11/15/2027	1,000,000	935,755
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,412,522
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	958,118
General Mills Inc.
4.200%, 04/17/2028	1,000,000	986,415
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,003,310
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,004,391

		31,853,509

Automotive (0.64%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	499,482
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	998,510
2.100%, 01/17/2019	500,000	498,598
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	493,663
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	990,234
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	966,891
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	961,288
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	480,280
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	973,887
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	465,715
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	913,579
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	963,229
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	955,540
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	994,958
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	988,869

		12,144,723

Banks (1.18%)
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	999,535
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	997,834
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	498,632

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
2.200%, 03/04/2019	$1,000,000	$998,101
State Street Corp.
2.550%, 08/18/2020	1,000,000	994,773
PNC Bank NA
2.450%, 11/05/2020	500,000	492,708
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	994,818
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	973,880
PNC Bank NA
2.150%, 04/29/2021	1,000,000	971,978
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	994,125
3.700%, 01/30/2024	500,000	506,714
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,009,797
State Street Corp.
3.300%, 12/16/2024	1,000,000	985,485
PNC Bank NA
3.250%, 06/01/2025	500,000	487,040
State Street Corp.
3.550%, 08/18/2025	500,000	498,747
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	934,875
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	470,217
State Street Corp.
2.650%, 05/19/2026	1,000,000	936,444
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	911,127
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	456,925
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,394,621
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	960,067
PNC Bank NA
3.100%, 10/25/2027	1,000,000	947,801
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	1,950,992
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,016,826

		22,384,062

Chemicals (0.62%)
Monsanto Co.
1.850%, 11/15/2018	500,000	498,691
Praxair Inc.
2.450%, 02/15/2022	1,000,000	979,082
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,231,663
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	973,398
Praxair Inc.
2.700%, 02/21/2023	1,000,000	977,912

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Monsanto Co.
2.850%, 04/15/2025	$1,000,000	$927,921
Praxair Inc.
3.200%, 01/30/2026	1,000,000	979,973
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	919,762
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	931,986
3.250%, 12/01/2027	1,500,000	1,447,248
PPG Industries Inc.
3.750%, 03/15/2028	2,000,000	1,989,618

		11,857,254

Commercial Service/Supply (0.10%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	1,990,096

Computer Software & Services (0.94%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,000,062
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	495,738
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	1,938,028
Intel Corp.
2.700%, 12/15/2022	1,000,000	987,641
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	969,686
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,862,981
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,008,309
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,014,722
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	995,483
Intel Corp.
2.600%, 05/19/2026	1,000,000	934,065
Oracle Corp.
2.650%, 07/15/2026	1,000,000	932,928
Microsoft Corp.
2.400%, 08/08/2026	1,000,000	928,248
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	902,341
Microsoft Corp.
3.300%, 02/06/2027	500,000	495,338
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	940,280
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	475,210
Oracle Corp.
3.250%, 11/15/2027	1,000,000	972,572

		17,853,632

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (0.26%)
International Business Machines Corp.
1.875%, 05/15/2019	$3,000,000	$2,981,085
1.625%, 05/15/2020	2,000,000	1,955,598

		4,936,683

Consumer & Marketing (0.94%)
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	997,813
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	497,151
Unilever Capital Corp.
4.250%, 02/10/2021	2,000,000	2,068,272
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	483,179
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	979,514
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	975,971
2.100%, 05/01/2023	2,000,000	1,910,062
NIKE Inc.
2.250%, 05/01/2023	500,000	479,245
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	948,581
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	973,886
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	971,798
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	477,411
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	945,114
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	445,508
NIKE Inc.
2.375%, 11/01/2026	1,000,000	922,750
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	474,816
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	937,135
Clorox Co.
3.100%, 10/01/2027	500,000	472,750
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	998,299
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,000,429

		17,959,684

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.72%)
Emerson Electric Co.
5.250%, 10/15/2018	$500,000	$504,868
Johnson Controls International PLC
4.250%, 03/01/2021	2,000,000	2,051,960
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	986,653
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	493,399
General Electric Co.
2.700%, 10/09/2022	1,000,000	971,965
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	974,657
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,014,099
General Electric Co.
3.375%, 03/11/2024	1,000,000	984,080
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	977,462
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	977,016
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	902,448
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	1,846,700
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,012,717

		13,698,024

Financial Services (0.47%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	485,850
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,039,383
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	283,357
Visa Inc.
2.800%, 12/14/2022	1,000,000	986,617
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	986,526
3.625%, 05/13/2024	500,000	498,987
3.125%, 01/23/2025	1,000,000	958,891
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	717,350
Visa Inc.
3.150%, 12/14/2025	1,000,000	977,829
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	958,483
Mastercard Inc.
2.950%, 11/21/2026	1,000,000	966,202

		8,859,475

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (2.10%)
Eli Lilly and Co.
1.950%, 03/15/2019	$1,000,000	$995,283
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	995,963
Amgen Inc.
2.200%, 05/22/2019	1,000,000	995,226
AstraZeneca PLC
1.950%, 09/18/2019	500,000	495,569
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	988,715
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	971,464
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	983,977
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,446,260
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	975,117
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	975,054
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	982,423
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	978,164
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,968,866
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,007,016
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,503,651
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,006,295
Stryker Corp.
3.375%, 05/15/2024	1,000,000	991,298
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,002,228
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	976,007
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	953,266
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	968,824
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	958,206
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	1,943,472
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	977,772
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	967,921
Johnson & Johnson
2.450%, 03/01/2026	500,000	469,192

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Stryker Corp.
3.500%, 03/15/2026	$1,000,000	$985,934
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	469,956
Pfizer Inc.
2.750%, 06/03/2026	1,000,000	948,339
Amgen Inc.
2.600%, 08/19/2026	1,000,000	907,096
Roche Holdings Inc. (b)
2.375%, 01/28/2027	1,000,000	918,040
Medtronic Global Holdings
3.350%, 04/01/2027	1,000,000	983,147
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	483,588
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	950,784
Amgen Inc.
3.200%, 11/02/2027	1,000,000	937,960
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	1,925,742
Stryker Corp.
3.650%, 03/07/2028	1,000,000	993,905
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,031,784

		40,013,504

Machinery & Manufacturing (0.90%)
3M Co.
1.625%, 06/15/2019	2,000,000	1,982,418
Caterpillar Financial Services Corp.
2.950%, 05/15/2020	1,000,000	1,000,628
Danaher Corp.
2.400%, 09/15/2020	500,000	495,904
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	497,076
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,027,761
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	492,199
Deere & Co.
2.600%, 06/08/2022	1,000,000	979,387
Covidien International
3.200%, 06/15/2022	1,000,000	998,940
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	971,338
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,002,121
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,501,890
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	987,996
3M Co.
3.000%, 08/07/2025	2,000,000	1,952,366
Dover Corp.
3.150%, 11/15/2025	1,000,000	966,842

	Principal
	amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
3M Co.
2.250%, 09/19/2026	$500,000	$455,822
Eaton Corp.
3.103%, 09/15/2027	1,000,000	938,297
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	956,510

		17,207,495

Media & Broadcasting (0.31%)
Walt Disney Co., The
1.850%, 05/30/2019	2,000,000	1,987,172
Comcast Corp.
3.125%, 07/15/2022	1,000,000	986,981
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	980,342
Comcast Corp.
3.600%, 03/01/2024	1,000,000	996,011
2.350%, 01/15/2027	1,000,000	879,928

		5,830,434

Mining & Metals (0.15%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,008,027
Alcoa Inc.
5.870%, 02/23/2022	756,000	790,096
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,014,090

		2,812,213

Oil & Gas (1.62%)
Shell International Finance
1.900%, 08/10/2018	1,000,000	999,185
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,000,373
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,054,237
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,048,525
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	994,780
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,022,848
Total Capital International SA
2.750%, 06/19/2021	1,000,000	994,365
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	1,929,624
Shell International Finance
2.375%, 08/21/2022	1,000,000	970,600
Total Capital International SA
2.700%, 01/25/2023	1,000,000	975,574
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,953,098
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,000,240

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Total Capital Canada Ltd.
2.750%, 07/15/2023	$500,000	$485,253
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,014,331
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	1,996,276
2.709%, 03/06/2025	1,000,000	963,362
Shell International Finance
3.250%, 05/11/2025	1,000,000	983,160
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	497,669
Chevron Corp.
3.326%, 11/17/2025	1,000,000	992,320
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,053,306
Exxon Mobil Corp.
3.043%, 03/01/2026	1,000,000	973,615
Shell International Finance
2.875%, 05/10/2026	1,000,000	953,394
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	941,178
Sabal Trail Transmission LLC (b)
4.246%, 05/01/2028	1,000,000	1,007,641
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,005,326

		30,810,280

Retailers (1.14%)
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,000,101
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	998,180
Target Corp.
2.300%, 06/26/2019	1,000,000	997,670
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,035,824
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	995,776
Home Depot Inc.
2.625%, 06/01/2022	500,000	492,883
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	996,547
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	976,610
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,010,189
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	504,565
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	973,288
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	990,537

	Principal
	amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
3.500%, 07/01/2024	$1,000,000	$1,009,301
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	989,492
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	989,174
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	964,098
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	921,495
Target Corp.
2.500%, 04/15/2026	1,000,000	923,333
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	895,490
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	959,717
Amazon.com Inc. (b)
3.150%, 08/22/2027	1,000,000	966,064
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	1,005,225

		21,595,559

Telecom & Telecom Equipment (0.75%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	999,732
2.300%, 03/11/2019	1,000,000	996,707
Verizon Communications Inc.
3.450%, 03/15/2021	1,000,000	1,010,279
Deutsche Telekom International Finance BV (b)
1.950%, 09/19/2021	1,000,000	955,892
AT&T Inc.
3.000%, 02/15/2022	2,000,000	1,967,290
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	960,421
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	958,146
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	966,418
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,017,363
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,019,965
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	503,919
2.950%, 02/28/2026	500,000	480,265
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	902,536
Cisco Systems Inc.
2.500%, 09/20/2026	500,000	464,819
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	997,732

		14,201,484

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Transportation (0.74%)
Union Pacific Corp.
2.250%, 02/15/2019	$1,000,000	$999,171
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	496,172
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	973,825
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,479,258
Union Pacific Corp.
2.750%, 04/15/2023	500,000	487,850
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,014,377
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,017,029
Union Pacific Corp.
3.250%, 08/15/2025	500,000	489,158
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	1,888,362
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	944,039
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	471,179
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	457,906
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	954,350
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	472,744
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	1,923,956

		14,069,376

Utilities & Energy (4.29%)
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	999,653
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,497,395
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	991,004
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	504,413
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,044,036
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	498,923
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	971,225
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	989,061
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	989,024

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
2.850%, 05/15/2022	$1,000,000	$984,243
Detroit Edison Co.
2.650%, 06/15/2022	500,000	486,640
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	960,837
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	979,206
Northern States Power Co.
2.150%, 08/15/2022	500,000	480,210
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	958,161
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	979,741
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	967,227
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	965,529
Tampa Electric Co.
2.600%, 09/15/2022	500,000	481,745
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	483,990
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	966,312
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	970,041
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,919,332
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,955,332
Pacificorp
2.950%, 06/01/2023	1,000,000	984,921
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	977,966
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,003,567
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	993,123
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,018,543
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,027,428
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	503,878
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	999,233
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,011,266
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	998,960
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,024,774
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,010,217

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Florida Power & Light Co.
3.250%, 06/01/2024	$1,000,000	$998,281
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	980,781
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	991,108
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	946,915
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	488,123
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	966,078
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	968,508
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	966,281
Southern California Gas Co.
3.200%, 06/15/2025	500,000	492,484
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	981,560
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	977,826
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	488,077
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	983,729
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	977,976
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	975,270
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	985,535
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	963,715
Brooklyn Union Gas Co. (b)
3.407%, 03/10/2026	1,000,000	975,471
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	966,083
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	928,450
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	932,424
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	929,073
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	936,353
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	925,543
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	932,425
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	461,896

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Electric and Gas Co.
2.250%, 09/15/2026	$1,000,000	$903,800
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	478,177
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	470,167
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	957,756
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	957,583
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	966,530
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	478,139
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	964,689
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	954,183
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	956,343
Union Electric Co.
2.950%, 06/15/2027	1,000,000	951,631
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	476,025
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	474,892
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	953,202
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	960,981
Pacific Gas & Electric
3.300%, 12/01/2027	1,000,000	925,413
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	996,890
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	999,323
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	999,645
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,011,105
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,014,448
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,015,991
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,007,063
AEP Texas Inc. (b)
3.950%, 06/01/2028	1,000,000	1,006,100

		81,577,197

Total Corporate Bonds
(cost $397,338,626)		388,818,535

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal
	amount	Value
Foreign Government Bonds (0.10%)
Province of Quebec
2.500%, 04/20/2026	$1,000,000	$951,576
Province of Ontario
2.500%, 04/27/2026	1,000,000	946,839

Total Foreign Government Bonds
(cost $1,994,589)		1,898,415

Government Agency Securities (c) (5.01%)
Agency Commercial Mortgage-Backed Securities (4.82%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2
2.789%, 01/25/2022	10,000,000	9,952,300
Series K029, Class A1
2.839%, 10/25/2022	6,004,644	6,000,255
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	1,969,078
Series K722, Class A2
2.406%, 03/25/2023	1,000,000	976,959
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	1,948,914
Series K724, Class A2
3.062%, 11/25/2023	500,000	501,196
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	2,996,664
Series K726, Class A2
2.905%, 04/25/2024	1,500,000	1,488,353
Series K044, Class A2
2.811%, 01/25/2025	2,000,000	1,963,434
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	1,981,680
Series K054, Class A2
2.745%, 01/25/2026	500,000	484,256
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	1,924,248
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	1,901,322
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	1,904,806
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,435,256
Series K059, Class A2
3.120%, 09/25/2026	1,500,000	1,483,986
Series K060, Class A2
3.300%, 10/25/2026	1,500,000	1,501,956
Series K061, Class A2
3.347%, 11/25/2026	2,000,000	2,012,312
Series K062, Class A2
3.413%, 12/25/2026	1,500,000	1,515,332
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,022,948
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,479,108
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	1,990,004
Series K072, Class A2
3.444%, 12/25/2027	1,500,000	1,505,438
Series K074, Class A2
3.600%, 01/25/2028	2,000,000	2,030,777
Series K073, Class A2
3.350%, 01/25/2028	1,000,000	995,964

	Principal
	amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K075, Class A2
3.650%, 02/25/2028	$1,500,000	$1,529,240
Series K076, Class A2
3.900%, 04/25/2028	2,000,000	2,081,796
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	3,488,790	3,450,546
Series 2016-M12, Class AV2
2.308%, 10/25/2023	1,000,000	949,777
Series 2015-M11, Class A2
2.841%, 04/25/2025	2,000,000	1,968,234
Series 2015-M17, Class A2
2.938%, 11/25/2025	1,000,000	986,200
Series 2016-M6, Class A2
2.488%, 05/25/2026	1,000,000	946,108
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	925,749
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	1,869,428
Series 2016-M12, Class A2
2.447%, 09/25/2026	2,000,000	1,882,896
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	939,668
Series 2016-M13, Class A2
2.477%, 09/25/2026	1,000,000	938,935
Series 2017-M1, Class A2
2.417%, 10/25/2026	2,500,000	2,335,695
Series 2017-M4, Class A2
2.597%, 12/25/2026	2,500,000	2,368,518
Series 2017-M3, Class A2
2.486%, 12/25/2026	2,000,000	1,873,730
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	1,936,674
Series 2017-M2, Class A2
2.785%, 02/25/2027	1,000,000	959,868
Series 2017-M8, Class A2
3.061%, 05/25/2027	2,000,000	1,950,102
Series 2018-M1, Class A2
2.986%, 12/25/2027	2,000,000	1,938,076
Series 2018-M2, Class A2
2.903%, 01/25/2028	2,000,000	1,925,822
Series 2018-M7, Class A2
3.150%, 03/25/2028	1,500,000	1,460,017
Series 2018-M4, Class A2
3.043%, 03/25/2028	1,500,000	1,459,136

		91,642,761

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Principal
	amount	Value
Government Agency Securities (Cont.)
Agency Notes & Bonds (0.19%)
Tennessee Valley Authority
1.750%, 10/15/2018	$1,500,000	$1,498,520
3.875%, 02/15/2021	2,000,000	2,065,406

		3,563,926

Total Government Agency Securities
(cost $97,752,292)		95,206,687

U.S. Treasury Obligations (8.66%)
U.S. Treasury Notes
3.750%, 11/15/2018	10,000,000	10,074,170
3.125%, 05/15/2019	10,000,000	10,079,690
3.625%, 08/15/2019	10,000,000	10,155,470
3.375%, 11/15/2019	10,000,000	10,143,360
3.625%, 02/15/2020	10,000,000	10,205,080
3.500%, 05/15/2020	20,000,000	20,407,820
1.375%, 10/31/2020	5,000,000	4,870,705
3.625%, 02/15/2021	10,000,000	10,290,230
2.000%, 02/28/2021	5,000,000	4,932,030
2.000%, 11/15/2021	25,000,000	24,517,575
2.500%, 08/15/2023	10,000,000	9,910,160
2.750%, 11/15/2023	10,000,000	10,028,910
2.500%, 05/15/2024	5,000,000	4,936,135
2.000%, 02/15/2025	15,000,000	14,298,630
2.750%, 02/15/2028	10,000,000	9,929,300

Total U.S. Treasury Obligations
(cost $165,019,984)		164,779,265

	Shares	Value
Short-term Investments (0.62%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.62% (d)	11,725,197	$11,725,197

Total Short-term Investments
(cost $11,725,197)		11,725,197

TOTAL INVESTMENTS (99.56%)
(cost $1,115,838,796)		1,893,570,033
OTHER ASSETS, NET OF LIABILITIES (0.44%)		8,438,304

NET ASSETS (100.00%)		$1,902,008,337

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration,normally to qualified institutional buyers. At May 31, 2018, the value of these securities amounted to $27,429,675 or 1.44% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(d)	Rate shown is the 7-day yield as of May 31, 2018.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2018

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (97.63%)
U.S. Treasury Notes
2.375%, 06/30/2018	$10,000,000	$10,004,940
2.250%, 07/31/2018	10,000,000	10,007,050
1.375%, 11/30/2018	10,000,000	9,963,670
1.375%, 12/31/2018	10,000,000	9,955,080
1.250%, 01/31/2019	10,000,000	9,938,670
1.375%, 02/28/2019	10,000,000	9,937,500
1.500%, 03/31/2019	10,000,000	9,941,020
1.125%, 05/31/2019	10,000,000	9,887,890
1.250%, 10/31/2019	15,000,000	14,773,245
1.375%, 01/31/2020	10,000,000	9,837,890
1.375%, 02/29/2020	5,000,000	4,912,695
1.375%, 03/31/2020	5,000,000	4,908,595
1.125%, 04/30/2020	5,000,000	4,880,470
1.500%, 05/31/2020	5,000,000	4,910,545
1.875%, 06/30/2020	10,000,000	9,889,450
1.625%, 07/31/2020	5,000,000	4,913,865
1.375%, 08/31/2020	5,000,000	4,881,640
2.125%, 01/31/2021	10,000,000	9,900,000
1.375%, 04/30/2021	10,000,000	9,676,170
2.000%, 05/31/2021	10,000,000	9,843,750
1.125%, 07/31/2021	5,000,000	4,782,225
2.000%, 08/31/2021	5,000,000	4,910,350
2.000%, 10/31/2021	7,500,000	7,356,150
1.875%, 11/30/2021	10,000,000	9,762,500
1.500%, 01/31/2022	10,000,000	9,614,450
1.750%, 02/28/2022	10,000,000	9,693,360
1.750%, 03/31/2022	10,000,000	9,686,330
1.750%, 04/30/2022	5,000,000	4,837,890
1.750%, 05/15/2022	10,000,000	9,674,220
1.625%, 08/15/2022	8,500,000	8,159,337
1.750%, 09/30/2022	5,000,000	4,817,775
1.875%, 10/31/2022	2,000,000	1,936,328
2.000%, 11/30/2022	2,500,000	2,432,228
2.000%, 02/15/2023	5,000,000	4,855,665
1.625%, 04/30/2023	5,000,000	4,760,545
1.625%, 05/31/2023	10,000,000	9,511,720
1.375%, 06/30/2023	5,000,000	4,691,600
1.250%, 07/31/2023	5,000,000	4,655,470
2.500%, 08/15/2023	5,000,000	4,955,080
1.375%, 09/30/2023	5,000,000	4,673,440
1.625%, 10/31/2023	5,000,000	4,731,055
2.125%, 11/30/2023	10,000,000	9,707,420
2.250%, 01/31/2024	5,000,000	4,878,320
2.125%, 02/29/2024	5,000,000	4,842,385
2.125%, 03/31/2024	3,000,000	2,903,202
2.000%, 04/30/2024	5,000,000	4,801,365

Total U.S. Treasury Obligations
(cost $338,232,623)		330,594,545

	Shares	Value
Short-term Investments (2.09%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.62% (a)	7,088,323	$7,088,323

Total Short-term Investments
(cost $ 7,088,323)		7,088,323

TOTAL INVESTMENTS (99.72%)
(cost $ 345,320,946)		337,682,868
OTHER ASSETS, NET OF LIABILITIES (0.28%)		936,049

NET ASSETS (100.00%)		$338,618,917

(a)	Rate shown is the 7-day yield as of May 31, 2018.

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (98.97%)
Alabama (2.27%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	NR	$1,030,000	$1,052,547
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	Aa3	1,145,000	1,176,774
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	601,181
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	621,168
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	645,525
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	525,000	537,070
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2027	NR	2,015,000	2,061,446
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	676,766
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	310,000	317,105
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2028	NR	1,190,000	1,217,430
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	977,481
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	703,091
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,314,731
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,005,822
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2029	A1	1,620,000	1,748,722

					15,656,859

Alaska (1.89%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,011,891
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,002,130
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.500%	07/01/2025	Aa2	1,190,000	1,237,945
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,121,269
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,075,190
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,437,288
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,127,082
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,481,558
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,157,468
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,379,889

					13,031,710

Arizona (4.32%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	512,085
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A1	4,180,000	4,327,638
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,091,232
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2021	A+	500,000	517,225
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,030,880
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	591,062
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	557,375
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	513,290
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,112,680

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	$1,000,000	$1,034,450
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,088,710
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	962,513
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,309,091
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100) (b)	4.000%	07/01/2023	AA	1,500,000	1,534,155
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,179,441
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012) (c)	4.500%	07/01/2023	AA-	1,705,000	1,828,851
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2024	A+	1,000,000	1,034,450
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,249,113
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	621,300
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	589,979
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	841,064
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,116,300
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	447,376
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,190,783
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	Aa2	1,000,000	1,013,630
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.000%	01/01/2032	AA	500,000	509,715

					29,804,388

Arkansas (2.99%)
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.125%	10/01/2022	Aa3	100,000	101,152
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013 (c)	3.500%	06/15/2023	AA	6,000,000	6,245,340
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2024	Aa3	335,000	338,993
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,412,415
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,021,843
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,268,140
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008	5.250%	10/01/2028	A	915,000	925,394
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2028	NR	585,000	591,874
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	421,287
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,023,930
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,881,584
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.500%	10/01/2030	Aa3	500,000	506,360
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	903,535

					20,641,847

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (4.91%)
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	$2,900,000	$2,906,583
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	261,374
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008 (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	AAA	575,000	578,163
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.000%	08/01/2025	Aaa	1,115,000	1,194,232
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,375,355
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.250%	08/01/2026	Aa1	1,555,000	1,564,517
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,248,534
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,075,340
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	2.000%	08/01/2027	Aa3	875,000	852,714
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	758,670
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,633,500
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,034,875
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,266,446
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,794,828
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	2,912,792
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	591,079
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,198,576
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,739,120
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	2,990,310
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	435,392
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	743,528
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	540,820
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	739,748
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	551,835
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	591,459

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	$600,000	$645,228
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	230,738
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	355,000	408,559
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	400,000	459,224
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	573,680

					33,897,219

Colorado (2.46%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	212,239
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	994,509
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,436,422
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2024	AA-	100,000	100,958
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	NR	1,500,000	1,507,470
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	375,000	358,665
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2025	AA-	210,000	211,287
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,099,350
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2026	NR	1,465,000	1,472,296
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	203,496
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	2,947,380
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	499,271
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,061,620
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	A+	2,500,000	2,900,375

					17,005,338

Connecticut (3.51%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	501,330
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	539,679
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	127,656
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	513,790
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	612,642
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,522,560
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,005,620
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,001,660
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	18,000,000	17,435,520

					24,260,457

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (3.18%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	AA-	$1,000,000	$1,011,210
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,227
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,449,631
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,201,005
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	632,196
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,492,452
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,247,198
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	400,292
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,324,185
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	219,338
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,144,340
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,664,342
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 10-01-2018 @ 100) (b)	5.000%	10/01/2026	Aa2	2,000,000	2,022,220
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	452,324
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,423,148
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	577,876
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	836,970
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	873,540
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	870,255

					21,952,749

Georgia (1.50%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	206,818
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	261,208
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,213,720
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	650,719
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,077,800
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,786,525
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	750,000	775,260
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,022,990
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,024,790
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,325,139

					10,344,969

Hawaii (0.39%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.750%	01/01/2027	Aa2	2,000,000	2,047,400
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100) (b)	5.000%	09/01/2031	AA-	575,000	644,552

					2,691,952

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (0.60%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	$2,880,000	$3,114,634
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	475,959
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	280,128
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	290,878

					4,161,599

Illinois (0.48%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,252,848
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,088,080

					3,340,928

Indiana (3.54%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	130,000	131,399
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B (c)	3.500%	07/01/2020	A	910,000	941,604
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011 (Escrowed to maturity) (b)	4.000%	07/10/2020	A+	2,075,000	2,167,753
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	248,692
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Escrowed to maturity) (b)	4.500%	08/01/2020	A1	2,075,000	2,186,697
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2022	AA-	500,000	510,425
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	196,150
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2023	AA-	1,060,000	1,082,101
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	229,687
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	224,606
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,530,000	1,612,360
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,389,682
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	923,310
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,297,845
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,305,000	1,195,484
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,290,293
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	552,090
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	548,800
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,074,640
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	228,529
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,185,100
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,438,570
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	792,135

					24,447,952

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (4.52%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	$1,190,000	$1,190,000
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,350,000
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2025	Aa2	2,095,000	1,992,994
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	268,490
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,408,418
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2025	AA	1,775,000	1,779,225
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	2,135,000	2,001,733
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	504,425
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,145,312
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,476,272
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2026	AA	1,750,000	1,754,165
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	2,180,000	2,040,960
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,628,644
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,185,140
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	2,738,010
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.750%	07/01/2027	AA	1,950,000	1,954,817
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100) (b)	5.000%	06/01/2028	Aa2	1,000,000	1,030,310
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D (e)	3.000%	06/01/2029	Aa2	950,000	948,233
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A (e)	3.000%	06/01/2029	Aa2	1,050,000	1,047,071
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,787,842

					31,232,061

Kansas (3.52%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,012,714
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,083,640
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.500%	09/01/2025	Aaa	1,115,000	1,122,103
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2026	Aaa	2,220,000	2,235,473
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,780,552
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,495,021
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,028,520
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,222,450
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,450,675
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	5,916,850

					24,347,998

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (1.25%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	$2,040,000	$2,055,014
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,837,334
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,168,075
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa3	3,660,000	3,584,201

					8,644,624

Maine (0.43%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	2,954,280

Maryland (0.83%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2026	Aaa	2,075,000	2,150,924
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2027	Aa1	1,500,000	1,537,185
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,030,440

					5,718,549

Massachusetts (0.63%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,178,860
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,185,100

					4,363,960

Michigan (3.72%)
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	447,036
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,030,600
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	460,339
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	728,350
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	298,925
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	498,533
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,540,034
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	400,000	434,800
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	652,200
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,030,795
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	748,874
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,395,400
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,371,464

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	$2,300,000	$2,434,711
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,084,042
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,134,740
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	537,440
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,153,177
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	789,510
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	868,527
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	321,294
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	685,206
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	796,103
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,248,060

					25,690,160

Minnesota (1.83%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,004,376
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	191,913
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,816,669
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,027,170
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	A2	3,860,000	3,968,582
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,628,240

					12,636,950

Mississippi (1.34%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa2	1,000,000	1,046,330
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,644,449
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,045,870
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,516,438

					9,253,087

Missouri (1.84%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	470,423
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,193,213
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,066,120

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	$465,000 $	504,148
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	432,340
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	456,531
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	370,000	388,700
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program), (Prerefunded to 03-01-2020 @ 100) (b)	5.000%	03/01/2031	NR	380,000	400,011
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018 (e)	4.000%	03/01/2033	AA	1,000,000	1,058,470
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018 (e)	4.000%	03/01/2034	AA	2,500,000	2,637,400
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,125,500

					12,732,856

Montana (1.21%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	911,136
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	528,344
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,091,106
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,092,204
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,159,529
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	561,626
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	848,881
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	607,691
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	905,823
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	622,428

					8,328,768

Nebraska (2.07%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,370,264
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,713,161
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa2	3,000,000	3,110,760
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	148,902
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	196,618
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,107,124
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	164,409
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	289,313

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	$730,000 $	769,924
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	272,030
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	260,000	299,736
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	352,355
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	794,899
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,066,877
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	639,072

					14,295,444

Nevada (0.47%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,234,917

New Jersey (3.16%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,310,000	1,314,821
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,901,710
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,592,807
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,139,102
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	323,521
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	775,260
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,799,761
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	707,050
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	805,478
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	622,428
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	502,154
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,499,887
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,458,605
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,072,220
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,202,335
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,088,040

					21,805,179

New Mexico (3.94%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,583,685
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,567,245
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	2,000,000	2,070,480
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa2	2,450,000	2,549,078

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	$1,030,000	$1,024,438
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,051,008
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,277,101
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	715,966
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	920,394
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	738,339
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	929,628
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,542,391
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	760,445
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	939,393
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,534,892
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	782,288
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018 (e)	5.000%	08/01/2034	Aa2	1,800,000	2,144,286
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018 (e)	5.000%	08/01/2035	Aa2	2,600,000	3,087,188

					27,218,245

New York (1.99%)
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100) (b)	4.000%	10/15/2021	A3	3,000,000	3,091,350
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010 (Economically Defeased to 07-15-2019 @ 100) (b)	4.000%	07/15/2022	Aa2	1,265,000	1,297,093
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010 (Economically Defeased to 07-15-2019 @ 100) (b)	4.000%	07/15/2023	Aa2	1,615,000	1,655,973
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	460,653
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,003,770
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,392,490
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,818,000

					13,719,329

North Carolina (1.49%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,009,180
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2022	Aa2	1,000,000	1,023,670
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,050,140
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,021,130
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,038,970
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,283,520
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	805,595
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	303,711
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	2,774,988

					10,310,904

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (1.07%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	$1,000,000	$1,047,540
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	873,356
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	857,109
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	847,884
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,699,102
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,018,167
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	1,060,000	1,054,647

					7,397,805

Ohio (3.98%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,133,890
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	3,059,986
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to 12-01-2021 @ 100) (b)	4.000%	12/01/2024	Aaa	2,155,000	2,303,415
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	679,226
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	531,620
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,555,039
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	884,575
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,020,910
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	198,762
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,340,013
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,125,520
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,712,157
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	255,056
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	903,592
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	226,276
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,504,265
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	253,135

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	$365,000 $	383,352
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	804,593
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	236,232
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	374,192
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,688,280
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	235,303
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	1,870,960
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	399,821
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	393,876
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	424,436
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,062,550
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	924,018

					27,485,050

Oklahoma (1.37%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,589,900
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,030,900
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,078,982
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,765,440

					9,465,222

Oregon (2.07%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,040,310
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	AA-	1,500,000	1,501,650
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	396,176
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,397,830
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	655,000	673,478
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	750,006
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	400,000	400,272
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A), (Refunding)	2.850%	12/01/2025	Aa1	385,000	396,546
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	674,502
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	755,040
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,373,501
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,873,500
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-15-2019 @ 100) (b)	5.000%	06/15/2029	Aa1	2,000,000	2,067,540

					14,300,351

34	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (1.61%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	$1,605,000	$1,706,613
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	441,085
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,654,649
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,957,367
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	402,011
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	368,019
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	327,878
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,666,425
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,594,443

					11,118,490

South Carolina (1.73%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,493,533
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,773,105
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	801,528
University of South Carolina, Higher Education Revenue Bonds, Series 2008A (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	06/01/2025	Aa2	1,130,000	1,130,000
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015 (c)	3.000%	12/01/2025	AA-	355,000	362,771
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	384,053
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	392,863
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	548,033
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,142,478
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,382,674
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	560,798

					11,971,836

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	259,115

Tennessee (2.03%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,050,000	1,068,333
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	671,847

See accompanying notes to financial statements.	35

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA+	$2,760,000	$2,963,881
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	686,690
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,151,521
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	930,084
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,201,789
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	755,878
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	779,858
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	805,636
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	839,860
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	923,845
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,216,624

					13,995,846

Texas (3.26%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,039,590
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,035,570
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,512,761
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2025	Aa2	2,000,000	2,092,460
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011 (Prerefunded to 02-15-2020 @ 100) (b)	4.750%	02/15/2026	AA	1,620,000	1,696,707
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,748,189
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	2,285,000	2,202,169
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	Aa3	3,000,000	3,048,960
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,641,346
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009 (Prerefunded to 02-15-2019 @ 100) (b)	5.000%	02/15/2027	AA	1,000,000	1,023,390
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,376,173
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,076,020

					22,493,335

Utah (1.33%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	424,120
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	620,664
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,302,349
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008 (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2029	Aa3	1,970,000	1,972,167
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,708,325
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,074,880
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,070,690

					9,173,195

36	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Vermont (0.22%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	A2	$175,000	$204,722
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	A2	190,000	221,348
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	A2	255,000	296,088
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	A2	265,000	306,682
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	A2	440,000	506,682

					1,535,522

Virginia (1.32%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,538,325
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,120,162
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	346,127
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,045,960
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	700,648
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,286,482
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,111,240

					9,148,944

Washington (6.89%)
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	340,000	346,827
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	640,299
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	564,474
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,009,231
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	244,445
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	3,916,880
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2025	AA-	565,000	566,503
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,371,547
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2025	AA+	1,000,000	1,000,000
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,338,292
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,033,260
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,150,020
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2026	AA-	500,000	501,330
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,694,975
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	359,279
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	414,844

See accompanying notes to financial statements.	37

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	$1,090,000	$1,184,797
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,128,740
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	359,184
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,098,160
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,123,800
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,021,620
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,772,050
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,109,652
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,760,350
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,351,664
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,503,990
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	900,976
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017 (c)	4.000%	12/01/2033	AA+	5,000,000	5,383,300
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,168,328
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	544,950

					47,563,767

West Virginia (1.56%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,735,749
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,484,608
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,175,665
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	382,200
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	120,719
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,310,190
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	595,258

					10,804,389

Wisconsin (4.21%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	251,568
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	176,957
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	848,960
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	288,343
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	318,222
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,025,740

38	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	$1,000,000	$1,061,340
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	892,658
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,550,963
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,011,248
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	365,374
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	293,989
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	425,620
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100) (b)	5.000%	04/01/2029	AA+	3,000,000	3,170,970
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,130,720
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,253,920
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018 (e)	3.375%	04/01/2031	AA	3,900,000	3,945,630
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,473,834
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,455,766
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,115,631

					29,057,453

Total Long-term Municipal Bonds
(cost $674,835,420)					683,495,598

Short-term Municipal Variable Rate Demand Notes (1.78%)
Florida (0.12%)
City of Gainesville, Florida, Variable Rate, Utilities System Revenue Bonds, 2005 Series C (f)	0.900%	10/01/2026	Aa3	810,000	810,000

Massachusetts (0.43%)
The Commonwealth of Massachusetts, General Obligation Bonds, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B (f)	0.810%	12/01/2030	AA	3,000,000	3,000,000

New York (0.88%)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2017 Series BB, Fiscal 2017 Subseries BB-2 Bonds (f)	0.900%	06/15/2049	Aa1	4,150,000	4,150,000
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2011 Series DD, Fiscal 2011 Subseries DD-1 Bonds (f)	0.850%	06/15/2043	Aa1	1,200,000	1,200,000
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2015 Series BB, Fiscal 2015 Subseries BB-4 Bonds (f)	0.870%	06/15/2050	Aa1	750,000	750,000

					6,100,000

See accompanying notes to financial statements.	39

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Short-term Municipal Variable Rate Demand Notes (Cont.)
North Carolina (0.35%)
City of Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008B (f)	1.040%	03/01/2035	Aaa	$2,395,000	$2,395,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $12,305,000)					12,305,000

				Shares	Value
Short-term Investments (0.14%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.62% (g)				933,375	$933,375

Total Short-term Investments
(cost $933,375)					933,375

TOTAL INVESTMENTS (100.89%)
(cost $688,073,795)					696,733,973
LIABILITIES, NET OF OTHER ASSETS (-0.89%)					(6,159,910)

NET ASSETS (100.00%)					$690,574,063

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	This security has been segregated to cover when-issued purchase commitments.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	Security purchased on a “when-issued” basis.

(f)	Rate shown is as of May 31, 2018.

(g)	Rate shown is the 7-day yield as of May 31, 2018.

NR – Not Rated

40	See accompanying notes to financial statements.

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STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2018

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,657,254,221	1,115,838,796	345,320,946	688,073,795

Investments in securities at market value	$4,781,871,693	1,893,570,033	337,682,868	696,733,973
Receivables:
Dividends and interest	18,239,024	8,250,523	1,126,814	8,148,716
Shares of the Fund sold	3,046,088	589,003	128,285	797,987
Prepaid expenses	75,846	29,877	6,473	10,270

Total assets	4,803,232,651	1,902,439,436	338,944,440	705,690,946

Liabilities and Net Assets
Distributions to shareholders	—	—	5,100	277,917
Payables:
Shares of the Fund redeemed	1,018,321	181,330	241,253	12,073
Securities purchased	—	—	—	14,696,743
Trustees’ fees and expenses	8,334	4,034	1,574	2,336
Due to affiliates	433,554	185,720	39,888	84,277
Accrued liabilities	79,103	60,015	37,708	43,537

Total liabilities	1,539,312	431,099	325,523	15,116,883

Net assets applicable to shares outstanding of common stock	$4,801,693,339	1,902,008,337	338,618,917	690,574,063

Fund shares outstanding (no par value, unlimited number of shares authorized)	62,024,316	28,370,765	34,660,541	81,057,439
Net asset value, offering price and redemption price per share	$77.42	67.04	9.77	8.52

Analysis of Net Assets
Paid-in-capital	$1,614,833,444	1,101,279,879	346,602,228	681,783,172
Accumulated net realized gain (loss)	4,067,049	885,287	(345,233)	130,713
Net unrealized appreciation (depreciation)	3,124,602,749	777,731,240	(7,638,078)	8,660,178
Undistributed net investment income (loss)	58,190,097	22,111,931	—	—

Net assets applicable to shares outstanding	$4,801,693,339	1,902,008,337	338,618,917	690,574,063

42	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2018

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$65,799,649	16,613,980	—	—
Interest	237,310	9,718,852	2,656,225	35,387
Tax-exempt interest	—	—	—	10,734,628

	66,036,959	26,332,832	2,656,225	10,770,015
Less: foreign withholding taxes	(994,716)	(322,977)	—	—

Total investment income	65,042,243	26,009,855	2,656,225	10,770,015
Expenses:
Investment advisory and management fees	2,537,544	1,040,562	209,531	382,443
Trustees’ fees and expenses	88,831	35,639	7,183	13,436
Reports to shareholders	50,605	25,191	9,778	9,016
Professional fees	26,925	13,782	5,402	7,529
Audit fees	17,649	21,966	19,323	21,725
Errors and omissions insurance	26,661	10,570	1,952	3,814
Custodian fees	93,098	28,085	322	4,613
ICI dues	19,760	8,088	1,704	3,198
Regulatory Fees	23,028	18,484	12,919	15,694
Fidelity bond expense	2,531	989	182	347
Securities valuation fees	1,579	26,310	2,318	52,522

Total expenses	2,888,211	1,229,666	270,614	514,337
Less: expense reimbursement from SFIMC	—	—	—	(17)

Net expenses	2,888,211	1,229,666	270,614	514,320

Net investment income	62,154,032	24,780,189	2,385,611	10,255,695
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	4,026,763	880,441	(7,133)	130,713
Net realized gain (loss) on foreign currency transactions	40,287	4,846	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(140,142,750)	(44,082,937)	(3,618,625)	(7,208,993)

Net realized and unrealized gain (loss) on investments	(136,075,700)	(43,197,650)	(3,625,758)	(7,078,280)

Net change in net assets resulting from operations	$(73,921,668)	(18,417,461)	(1,240,147)	3,177,415

See accompanying notes to financial statements.	43

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2018 (Unaudited) and the year ended November 30, 2017	2018	2017
From operations:
Net investment income	$62,154,032	113,751,665
Net realized gain (loss)	4,067,050	54,748,371
Change in net unrealized appreciation or depreciation	(140,142,750)	593,984,904

Net change in net assets resulting from operations	(73,921,668)	762,484,940
Distributions to shareholders from and in excess of:
Net investment income	(57,925,470)	(109,465,633)
Net realized gain	(54,665,899)	(34,371,546)

Total distributions to shareholders	(112,591,369)	(143,837,179)
From Fund share transactions:
Proceeds from shares sold	142,486,987	251,333,568
Reinvestment of distributions	106,705,709	135,964,842

	249,192,696	387,298,410
Less payments for shares redeemed	(221,476,220)	(342,023,738)

Net increase (decrease) in net assets from Fund share transactions	27,716,476	45,274,672

Total increase (decrease) in net assets	(158,796,561)	663,922,433

Net assets:
Beginning of period	4,960,489,900	4,296,567,467

End of period*	$4,801,693,339	4,960,489,900

* Including undistributed net investment income (loss)	$58,190,097	53,961,535

Share Information
Sold	1,794,140	3,380,005
Issued in reinvestment of distributions	1,334,659	1,870,158
Redeemed	(2,797,668)	(4,583,240)

Net increase (decrease)	331,131	666,923

44	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2018	2017	2018	2017	2018	2017

24,780,189	46,926,623	2,385,611	4,504,531	10,255,695	21,050,241
885,287	8,760,631	(7,133)	44,576	130,713	680,914
(44,082,937)	153,931,558	(3,618,625)	(1,872,252)	(7,208,993)	5,901,584

(18,417,461)	209,618,812	(1,240,147)	2,676,855	3,177,415	27,632,739

(24,156,859)	(45,910,993)	(2,385,611)	(4,504,531)	(10,255,695)	(21,050,241)
(8,743,463)	(3,463,102)	—	—	(352,930)	—

(32,900,322)	(49,374,095)	(2,385,611)	(4,504,531)	(10,608,625)	(21,050,241)

64,278,065	126,957,290	35,411,712	51,535,971	35,646,088	49,387,881
31,489,504	47,280,819	2,335,099	4,428,696	8,848,345	17,588,396

95,767,569	174,238,109	37,746,811	55,964,667	44,494,433	66,976,277
(93,514,672)	(149,730,862)	(55,932,488)	(89,957,689)	(45,125,514)	(79,017,729)

2,252,897	24,507,247	(18,185,677)	(33,993,022)	(631,081)	(12,041,452)

(49,064,886)	184,751,964	(21,811,435)	(35,820,698)	(8,062,291)	(5,458,954)

1,951,073,223	1,766,321,259	360,430,352	396,251,050	698,636,354	704,095,308

1,902,008,337	1,951,073,223	338,618,917	360,430,352	690,574,063	698,636,354

22,111,931	21,488,601	—	—	—	—

946,284	1,934,863	3,617,706	5,193,467	4,162,269	5,694,060
458,762	732,753	238,756	446,227	1,036,009	2,029,540
(1,375,753)	(2,277,314)	(5,708,169)	(9,069,201)	(5,270,912)	(9,130,000)

29,293	390,302	(1,851,707)	(3,429,507)	(72,634)	(1,406,400)

See accompanying notes to financial statements.	45

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

46

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2018, the Municipal Bond Fund had commitments of $14,696,743 (representing 2.13% of net assets) for when-issued securities. These commitments are included within the Securities Purchased line on the Statements of Assets and Liabilities.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

47

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of May 31, 2018:

		Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,753,676,728	$—	$—	$4,753,676,728
Short-term Investments	28,194,965	—	—	28,194,965
Balanced Fund
Common Stocks (a)	1,231,141,934	—	—	1,231,141,934
Corporate Bonds (a)	—	388,818,535	—	388,818,535
Foreign Government Bonds	—	1,898,415	—	1,898,415
Agency Commercial Mortgage-Backed Securities	—	91,642,761	—	91,642,761
Agency Notes & Bonds	—	3,563,926	—	3,563,926
U.S. Treasury Obligations	—	164,779,265	—	164,779,265
Short-term Investments	11,725,197	—	—	11,725,197
Interim Fund
U.S. Treasury Obligations	—	330,594,545	—	330,594,545
Short-term Investments	7,088,323	—	—	7,088,323
Municipal Bond Fund
Long-term Municipal Bonds	—	683,495,598	—	683,495,598
Short-term Municipal Variable Rate Demand Notes	—	12,305,000	—	12,305,000
Short-term Investments	933,375	—	—	933,375

(a) Industry classification is disclosed in the Schedules of Investments.

48

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2017 or for the six months ended May 31, 2018. There were no transfers of securities between Level 1 and Level 2 as of May 31, 2018 as compared to November 30, 2017.

4.	Income Taxes and Distributions to Shareholders

As of November 30, 2017, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2017, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2018.

As of May 31, 2018, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,657,254,221	$3,177,282,825	$(52,665,353)	$3,124,617,472
Balanced Fund	1,115,838,796	807,560,491	(29,829,254)	777,731,237
Interim Fund	345,320,946	4,126	(7,642,204)	(7,638,078)
Municipal Bond Fund	688,073,795	12,151,281	(3,491,103)	8,660,178

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments.

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 27, 2018, the Growth Fund declared an ordinary income dividend of $0.96 per share to shareholders of record on June 26, 2018 (reinvestment date June 27, 2018).

On June 27, 2018, the Balanced Fund declared an ordinary income dividend of $0.83 per share to shareholders of record on June 26, 2018 (reinvestment date June 27, 2018).

After utilizing capital loss carryforwards to offset realized capital gains during the year ended November 30, 2017, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after November 30, 2017, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2017	Short-term	Long-term	Total
Interim Fund	$44,576	$—	$338,100	$338,100
Municipal Bond Fund	327,984	—	—	—

49

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2017, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$54,078,874	$54,548,559	$3,264,745,499	$—	$3,373,372,932
Balanced Fund	21,503,373	8,728,691	821,814,177	—	852,046,241
Interim Fund	—	—	(4,019,453)	(338,100)	(4,357,553)
Municipal Bond Fund	—	352,930	15,869,171	—	16,222,101

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications for permanent differences among certain capital accounts without impacting its net asset value.

As of November 30, 2017, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Growth Fund	$—	$(82,474)	$82,474
Balanced Fund	—	(17,168)	17,168

The tax character of distributions was designated as follows for the year ended November 30, 2017.

2017	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$20,900,123	$150,118	$—	$21,050,241

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2017.

50

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

5.	Transactions with Affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million
Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million
Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million
Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than the account fee imposed on certain shareholders of the Trust which is paid by redeeming shares from the shareholder’s account, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets. Prior-year reimbursements, if any, are not subject to recapture.

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended May 31, 2018.

6.	Investment Transactions

For the six months ended May 31, 2018, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Growth Fund	$—	$19,067,197	$—	$—
Balanced Fund	67,932,043	61,360,456	9,855,469	15,000,000
Interim Fund	—	—	22,458,750	40,533,867
Municipal Bond Fund	38,018,792	30,497,482	—	—

51

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2018 (Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$80.41		$70.41	73.38	76.68	67.42	55.71
Income from Investment Operations
Net investment income (a)	1.00		1.84	1.75	1.79	1.60	1.47
Net gain (loss) on investments (both realized and unrealized)	(2.16)		10.50	4.15	(3.38)	9.21	11.70

Total from investment operations	(1.16)		12.34	5.90	(1.59)	10.81	13.17

Less Distributions
Net investment income	(0.94)		(1.78)	(1.76)	(1.71)	(1.55)	(1.46)
Net realized gain	(0.89)		(0.56)	(7.11)	—	—	—

Total distributions	(1.83)		(2.34)	(8.87)	(1.71)	(1.55)	(1.46)

Net asset value, end of period	$77.42		$80.41	70.41	73.38	76.68	67.42

Total Return	(1.52	)%(b)	17.91%	9.54%	(2.13)%	16.26%	24.06%
Ratios/Supplemental Data
Net assets, end of period (millions)	$4,801.7		$4,960.5	4,296.6	4,095.7	4,283.5	3,769.1
Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.52	%(c)	2.46%	2.59%	2.40%	2.25%	2.38%
Portfolio turnover rate	0	%(c)	1%	0%	11%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

52	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2018 (Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$68.84		$63.19	66.38	68.23	62.01	56.65
Income from Investment Operations
Net investment income (a)	0.87		1.65	1.63	1.73	1.72	1.63
Net gain (loss) on investments (both realized and unrealized)	(1.51)		5.75	1.76	(1.85)	6.17	5.36

Total from investment operations	(0.64)		7.40	3.39	(0.12)	7.89	6.99

Less Distributions
Net investment income	(0.85)		(1.63)	(1.69)	(1.73)	(1.67)	(1.63)
Net realized gain	(0.31)		(0.12)	(4.89)	—	—	—

Total distributions	(1.16)		(1.75)	(6.58)	(1.73)	(1.67)	(1.63)

Net asset value, end of period	$67.04		$68.84	63.19	66.38	68.23	62.01

Total Return	(0.97	)%(b)	11.93%	5.83%	(0.18)%	12.95%	12.59%
Ratios/Supplemental Data
Net assets, end of period (millions)	$1,902.0		$1,951.1	1,766.3	1,689.0	1,709.2	1,540.8
Average net asset ratios
Expenses	0.13	%(c)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.57	%(c)	2.52%	2.63%	2.58%	2.66%	2.75%
Portfolio turnover rate	8	%(c)	4%	4%	11%	4%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	53

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2018 (Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.87		$9.92	9.99	10.03	10.06	10.26
Income from Investment Operations
Net investment income	0.07		0.12	0.12	0.12	0.13	0.15
Net gain (loss) on investments (both realized and unrealized)	(0.10)		(0.05)	(0.07)	(0.04)	(0.03)	(0.20)

Total from investment operations	(0.03)		0.07	0.05	0.08	0.10	(0.05)

Less Distributions
Net investment income	(0.07)		(0.12)	(0.12)	(0.12)	(0.13)	(0.15)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.07)		(0.12)	(0.12)	(0.12)	(0.13)	(0.15)

Net asset value, end of period	$9.77		$9.87	9.92	9.99	10.03	10.06

Total Return	(0.33	)%(a)	0.71%	0.45%	0.77%	1.01%	(0.51)%
Ratios/Supplemental Data
Net assets, end of period (millions)	$338.6		$360.4	396.3	363.9	366.5	384.5
Average net asset ratios
Expenses	0.16	%(b)	0.16%	0.16%	0.16%	0.16%	0.15%
Net investment income	1.39	%(b)	1.21%	1.15%	1.17%	1.31%	1.46%
Portfolio turnover rate	13	%(b)	13%	13%	12%	7%	17%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

54	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2018 (Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.61		$8.53	8.80	8.85	8.62	9.11
Income from Investment Operations
Net investment income	0.13		0.26	0.26	0.28	0.30	0.30
Net gain (loss) on investments (both realized and unrealized)	(0.09)		0.08	(0.27)	(0.05)	0.24	(0.49)

Total from investment operations	0.04		0.34	(0.01)	0.23	0.54	(0.19)

Less Distributions
Net investment income	(0.13)		(0.26)	(0.26)	(0.28)	(0.30)	(0.30)
Net realized gain (a)(b)	—		—	—	—	(0.01)	—

Total distributions	(0.13)		(0.26)	(0.26)	(0.28)	(0.31)	(0.30)

Net asset value, end of period	$8.52		$8.61	8.53	8.80	8.85	8.62

Total Return	0.48	%(c)	3.99%	(0.16)%	2.65%	6.37%	(2.05)%
Ratios/Supplemental Data
Net assets, end of period (millions)	$690.6		$698.6	704.1	677.3	658.7	639.9
Average net asset ratios
Expenses	0.15	%(d)	0.15%	0.16%	0.16%	0.15%	0.16%
Net investment income	2.97	%(d)	2.98%	2.95%	3.19%	3.46%	3.46%
Portfolio turnover rate	9	%(d)	9%	7%	10%	6%	11%

(a)	Net realized gain distributions represent less than $0.01 per share for the year ended November 30, 2013.

(b)	Net realized gain distributions represent less than $0.01 per share in 2018.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	55

P.O. Box 219548
Kansas City, MO 64121-9548

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

190-4059.19-CH

AP2018/07/9815

7-2018
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-0740.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by

Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 26, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	July 26, 2018